Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 2,769,000	[1]	£ 2,742,000
Ending balance	3,177,000		2,769,000	[1]
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,559,000		4,593,000
Exchange differences	438,000		13,000
Disposals	(131,000)		(203,000)
Acquisition through business combination	314,000		70,000
Disposal through business disposal	(113,000)		(27,000)
Transfers	(5,000)		1,000
Ending balance	5,152,000		4,559,000
Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	86,000		110,000
Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	4,000		2,000
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,790,000)		(1,851,000)
Exchange differences	(172,000)		(5,000)
Charge for the year	(179,000)		(163,000)
Impairment charge	0		(4,000)
Disposals	130,000		203,000
Disposal through business disposal	36,000		24,000
Transfers	0		6,000
Ending balance	(1,975,000)		(1,790,000)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,145,000		2,094,000
Ending balance	2,480,000		2,145,000
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,145,000		2,094,000
Exchange differences	206,000		8,000
Disposals	0
Acquisition through business combination	204,000		43,000
Disposal through business disposal	(75,000)
Transfers	0
Ending balance	2,480		2,145,000
Goodwill [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Goodwill [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Goodwill [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Exchange differences	0
Charge for the year	0
Impairment charge	0
Disposals	0
Disposal through business disposal	0
Transfers	0
Ending balance	0
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	430,000		428,000
Ending balance	422,000		430,000
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,087,000		1,104,000
Exchange differences	83,000		5,000
Disposals	(131,000)		(135,000)
Acquisition through business combination	0
Disposal through business disposal	(9,000)
Transfers	(5,000)		1,000
Ending balance	1,115,000		1,087,000
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	86,000		110,000
Software [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	4,000		2,000
Software [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(657,000)		(676,000)
Exchange differences	(49,000)		(5,000)
Charge for the year	(125,000)		(113,000)
Impairment charge	0		(4,000)
Disposals	130,000		135,000
Disposal through business disposal	8,000
Transfers	0		6,000
Ending balance	(693,000)		(657,000)
Acquired customer lists, contracts and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	121,000		157,000
Ending balance	140,000		121,000
Acquired customer lists, contracts and relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	741,000		751,000
Exchange differences	80,000		4,000
Disposals	0		0
Acquisition through business combination	37,000
Disposal through business disposal	(20,000)		(14,000)
Transfers	0
Ending balance	838,000		741,000
Acquired customer lists, contracts and relationships [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired customer lists, contracts and relationships [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired customer lists, contracts and relationships [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(620,000)		(594,000)
Exchange differences	(65,000)		(4,000)
Charge for the year	(33,000)		(34,000)
Impairment charge	0		0
Disposals	0
Disposal through business disposal	20,000		12,000
Transfers	0
Ending balance	(698,000)		(620,000)
Acquired trademarks and brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,000		40,000
Ending balance	31,000		30,000
Acquired trademarks and brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	168,000		198,000
Exchange differences	20,000		(2,000)
Disposals	0		(25,000)
Acquisition through business combination	6,000
Disposal through business disposal	(8,000)		(3,000)
Transfers	0
Ending balance	186,000		168,000
Acquired trademarks and brands [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired trademarks and brands [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired trademarks and brands [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(138,000)		(158,000)
Exchange differences	(16,000)		1,000
Charge for the year	(8,000)		(8,000)
Impairment charge	0
Disposals	0		25,000
Disposal through business disposal	7,000		2,000
Transfers	0
Ending balance	(155,000)		(138,000)
Acquired publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,000		2,000
Ending balance	2,000		1,000
Acquired publishing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	97,000		97,000
Exchange differences	5,000		0
Disposals	0		0
Acquisition through business combination	1,000
Disposal through business disposal	0
Transfers	0
Ending balance	103,000		97,000
Acquired publishing rights [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired publishing rights [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired publishing rights [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(96,000)		(95,000)
Exchange differences	(5,000)		(1,000)
Charge for the year	0		0
Impairment charge	0
Disposals	0
Disposal through business disposal	0
Transfers	0
Ending balance	(101,000)		(96,000)
Other intangibles acquired [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	42,000		21,000
Ending balance	102,000		42,000
Other intangibles acquired [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	321,000		349,000
Exchange differences	44,000		(2,000)
Disposals	0		(43,000)
Acquisition through business combination	66,000		27,000
Disposal through business disposal	(1,000)		(10,000)
Transfers	0
Ending balance	430,000		321,000
Other intangibles acquired [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Other intangibles acquired [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Other intangibles acquired [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(279,000)		(328,000)
Exchange differences	(37,000)		4,000
Charge for the year	(13,000)		(8,000)
Impairment charge	0
Disposals	0		43,000
Disposal through business disposal	1,000		10,000
Transfers	0
Ending balance	£ (328,000)		£ (279,000)

[1]	Comparative balances have been restated – see Note 1b.